May 1, 1997


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

Re:  Dreyfus New York Insured Tax Exempt Bond Fund
     Registration Statement No. 33-9654
     CIK No. 0000804260

Dear Sir/Madam:

      Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and accompanying supplement, and Statement of Additional Information dated May 1, 1997 for the above-referenced Fund, does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 13 to the Registration Statement, electronically filed with the Securities and Exchange Commission on April 25, 1997.

      Please address any comments or questions to the attention of the undersigned at (212) 922-6822.

                                             Very truly yours,




                                             Diane C. Eaton

DCE:de

cc:  Ernst & Young LLP
     Stroock & Stroock & Lavan